497(j)

333-137942/811-03240

VIA EDGAR

July 12, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 333-137942 and 811-03240

(Portfolio Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for The Variable Annuity Life Insurance Company Separate Account A Portfolio Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 12 and Amendment No. 165, as filed with the Securities and Exchange Commission on July 2, 2010, accession number 0001193125-10-153362.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary